Financial Instruments carried at Fair Value - Total Gains or Losses recorded in Net Gains (Losses) on Financial Instruments at Fair Value through Profit or Loss (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Financial assets held at fair value [Abstract]
Trading securities, assets	€ (15)	€ 28
Positive market values from derivative financial instruments	171	1,597
Other trading assets	55	(80)
Financial assets designated at fair value through profit or loss	2	(1)
Financial assets available for sale	123	90
Other financial assets at fair value	33	(6)
Total financial assets held at fair value	368	1,628
Financial liabilities held at fair value:
Trading securities, liabilities	3	(2)
Negative market values from derivative financial instruments	(740)	(1,001)
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	4	59
Other financial liabilities at fair value	(249)	(139)
Total financial liabilities held at fair value	(981)	(1,082)
Total	€ (613)	€ 547